Provisions - Present Value of Obligations (Details) $ in Millions	12 Months Ended
	Dec. 31, 2018 MXN ($) Y	Dec. 31, 2017 MXN ($)	Dec. 31, 2016 MXN ($)
Defined benefit obligations
Current service cost	$ 157	$ 146	$ 201
Recognition of defined benefit obligations from acquisition of SANTECH	$ 95
Duration of defined benefit obligation | Y	9.17
Present value of defined benefit obligation
Defined benefit obligations
Present value of the obligations at beginning of year	$ 6,731	7,377
Current service cost	157	146
Interest cost	592	633
Benefits paid	(735)	(737)
Actuarial (gains)/losses	(321)	(681)
Recognition of defined benefit obligations from acquisition of SANTECH	95
Other	(1)	(7)
Present value of the obligations at end of year	$ 6,518	$ 6,731	$ 7,377